GEOGRAPHICAL INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	$ 14,218,000	$ 1,655,000	$ 23,553,000	$ 2,584,000	$ 6,574,000	$ 932,000
Long-Lived Assets	12,408,000		12,408,000
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	6,911,000		6,911,000
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 5,497,000		$ 5,497,000